Employee Benefits - Employee Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit cost	$ 9,729	$ 8,585	$ 7,493
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Salaries and bonus	9,481	8,383	7,322
Defined contribution plans	78	64	48
Defined benefit plans	170	138	123
Employee benefit cost	$ 9,729	$ 8,585	$ 7,493